Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales and Purchases of Energy and Capacity [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Energy and Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	$ 146,352,483	$ 141,140,222	$ 131,440,713
Energy Purchases	60,035,699	38,343,644	28,630,375
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	49,591,659	24,632,411	23,919,361
Energy Purchases	$ 47,156,593	$ 37,687,588	$ 43,204,333